Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Credit Suisse Floating Rate High Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	4.17%	4.14%
Credit Suisse Floating Rate High Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.31%)	1.65%	1.94%
Credit Suisse Floating Rate High Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	2.06%	2.16%
Credit Suisse Floating Rate High Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	4.40%	3.87%
Credit Suisse Floating Rate High Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.64%	5.44%	4.90%
Credit Suisse Strategic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	3.98%	4.98%
Credit Suisse Strategic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.39%	1.51%	2.52%
Credit Suisse Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	1.92%	2.68%
Credit Suisse Strategic Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	4.21%	4.72%
Credit Suisse Strategic Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	5.25%	5.76%
S&P UBS Leveraged Loan Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	5.73%	5.13%
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.46%	1.77%